SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense									$ (553)	$ (561)	$ (554)
Gain on sale of assets									134	70	62
Equity earnings, before income tax									6	104	81
Remeasurement of equity method investment									617	0	0
Equity earnings, net of income tax									78	85	38
Other income, net									132	126	137
Energy-related businesses									922	977	1,277
Income before income taxes									1,830	1,704	1,524
Income tax (expense) benefit									(389)	(341)	(300)
Earnings attributable to noncontrolling interest									148	98	100
Net income/Earnings	$ 379	$ 622	$ 16	$ 353	$ 369	$ 248	$ 295	$ 437	1,370	1,349	1,161
Reclassification from AOCI, Net of taxes									18	18	20
Financial instruments attributable to parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from AOCI, Net of taxes									19	10	6
Amortization of actuarial loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from AOCI, before taxes									10	14	23
Prior service credit [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from AOCI, before taxes									1	0	0
Pension and other postretirement benefits [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from AOCI, before taxes									11	14	23
Reclassification from AOCI, Taxes									(5)	(6)	(9)
Reclassification from AOCI, Net of taxes									6	8	14
Reclassification out of Accumulated Other Comprehensive Income [Member] | Financial instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes									33	29	20
Income tax (expense) benefit									(6)	(4)	(3)
Net of income tax									27	25	17
Reclassification out of Accumulated Other Comprehensive Income [Member] | Financial instruments [Member] | Interest rate and foreign exchange instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense									17	18	21
Remeasurement of equity method investment									7	0	0
Equity earnings, net of income tax									5	13	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Financial instruments [Member] | Interest rate instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain on sale of assets									0	0	(3)
Equity earnings, before income tax									10	12	10
Reclassification out of Accumulated Other Comprehensive Income [Member] | Financial instruments [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Energy-related businesses									(6)	(14)	(8)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Financial instruments attributable to Noncontrolling interests [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings attributable to noncontrolling interest									15	15	11
Reclassification out of Accumulated Other Comprehensive Income [Member] | Financial instruments attributable to parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income/Earnings									12	10	6
Parent Company [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense									(277)	(261)	(235)
Equity earnings, net of income tax									1,549	1,519	1,291
Other income, net									(2)	7	50
Income tax (expense) benefit									181	150	133
Net of income tax									(179)	(170)	(130)
Net income/Earnings									1,370	1,349	1,161
San Diego Gas and Electric Company [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense									(195)	(204)	(202)
Other income, net									50	36	40
Income before income taxes									845	890	797
Income tax (expense) benefit									(280)	(284)	(270)
Earnings attributable to noncontrolling interest									(5)	19	20
Net income/Earnings									570	587	507
Reclassification from AOCI, Net of taxes									1	1	2
San Diego Gas and Electric Company [Member] | Amortization of actuarial loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from AOCI, before taxes									1	1	3
San Diego Gas and Electric Company [Member] | Pension and other postretirement benefits [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from AOCI, Taxes									0	0	(1)
Reclassification from AOCI, Net of taxes									1	1	2
San Diego Gas and Electric Company [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Financial instruments [Member] | Interest rate instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense									12	12	11
San Diego Gas and Electric Company [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Financial instruments attributable to Noncontrolling interests [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings attributable to noncontrolling interest									12	12	11
San Diego Gas and Electric Company [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Financial instruments attributable to parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from AOCI, Net of taxes									0	0	0
Southern California Gas Company [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense									(97)	(84)	(69)
Other income, net									32	30	20
Income before income taxes									493	558	472
Income tax (expense) benefit									(143)	(138)	(139)
Net income/Earnings									350	420	333
Reclassification from AOCI, Net of taxes									1	0	3
Southern California Gas Company [Member] | Financial instruments attributable to parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from AOCI, Net of taxes									1		0
Southern California Gas Company [Member] | Amortization of actuarial loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from AOCI, before taxes									0	0	5
Southern California Gas Company [Member] | Pension and other postretirement benefits [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from AOCI, Taxes									0	0	(2)
Reclassification from AOCI, Net of taxes									0	0	3
Southern California Gas Company [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Financial instruments attributable to parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) benefit									0	(1)	(1)
Net income/Earnings									1	0	0
Southern California Gas Company [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Financial instruments attributable to parent [Member] | Interest rate instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense									$ 1	$ 1	$ 1